INVENTORIES, NET - Write downs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVENTORIES, NET
Provision for excess and obsolete inventories	$ 3,419	¥ 23,799	¥ 0	¥ 2,449
Write down of obsolete inventory		¥ 17,739	¥ 0	¥ 0